Initial Public Offering (Details) - $ / shares			9 Months Ended	12 Months Ended
	Apr. 18, 2024	Jan. 19, 2022	Sep. 30, 2024	Dec. 31, 2023	Sep. 19, 2024
Class of Stock [Line Items]
Stock issued during period shares	1,100,000		983,333	30,000,000
Purchase price per share (in Dollars per share)				$ 9.2	$ 11.29
Description of public warrant				Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”).
Series A Common Stock [Member]
Class of Stock [Line Items]
Purchase price per share (in Dollars per share)		$ 10
Series A Common Stock [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Description of public warrant			Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”).
Public warrant shares			1
Common stock at an exercise price (in Dollars per share)			$ 11.5
Series A Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Public warrant shares				1
Common stock at an exercise price (in Dollars per share)				$ 11.5
IPO [Member]
Class of Stock [Line Items]
Stock issued during period shares			30,000,000
IPO [Member] | Series A Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares		30,000,000
Purchase price per share (in Dollars per share)		$ 10
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period shares			3,900,000	3,900,000
Purchase price per share (in Dollars per share)			$ 10	$ 10
Over-Allotment Option [Member] | Series A Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares		3,900,000